Foreign Certificates of Deposit (USD $)							12 Months Ended
	Dec. 31, 2012 Certificates Of Deposit [Member]	Dec. 31, 2011 Certificates Of Deposit [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2011 Foreign [Member]	Dec. 31, 2012 Foreign [Member] Certificates Of Deposit [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member]	Dec. 31, 2012 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Eight Percent Sumitomo Mitsui Bank Maturing At 11-April-2013 [Member]		Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Three Two Percent Bank Of Nova Scotia Maturing At 17-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Seven Four Percent Bank Of Nova Scotia Maturing At 11-June-2012 [Member]		Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Seven Four Percent Bank Of Nova Scotia Maturing At 20-November-2012 [Member]		Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Three Eight Percent Svenska Handelsbanken Ab Maturing At 24-January-2012 [Member]
Dec. 31, 2011
Foreign [Member]
Certificates Of Deposit [Member]
Government Sponsored Enterprise [Member]
Zero Point Four Three Percent Caisse Amortissement De La Dette Socia Maturing At 25-May-2012 [Member]

Face Value							$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000
Maturity Date							Apr. 11, 2013		Jan. 17, 2012		Jun. 11, 2012		Nov. 20, 2012		Jan. 24, 2012		May 25, 2012
Yield1							0.80%	[1]	0.32%	[1]	0.74%	[1]	0.74%	[1]	0.38%	[1]	0.43%	[1]
Fair Value	2,306,370	2,951,285	1,449,725	2,749,440	251,835	1,200,986	251,835		250,600		200,115		250,379		250,187		249,705
% of Partners' Capital (Net Asset Value)	4.61%	4.59%	2.90%	4.29%	0.50%	1.87%	0.50%		0.39%		0.31%		0.39%		0.39%		0.39%
Investment Owned, at Cost	$ 2,299,739	$ 2,950,195	$ 1,445,492	$ 2,748,761	$ 250,000	$ 1,200,564

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.